UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 3/31/2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   May 9, 2001


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   74

Form 13F Information Table Value Total:   472997

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                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                           March 31, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corp                       COM              00130H105    17838   357050 SH       Sole                    80343            276707
AOL Time Warner                COM              00184A105      240     5975 SH       Sole                                       5975
Abbott Laboratories            COM              002824100     1371    29050 SH       Sole                                      29050
American Home Products         COM              026609107      228     3878 SH       Sole                                       3878
American Int'l Group           COM              026874107    18031   223992 SH       Sole                    42416            181576
Amgen Inc                      COM              031162100      243     4030 SH       Sole                                       4030
Automatic Data Processing      COM              053015103    15865   291736 SH       Sole                    53715            238021
BP PLC - Spons ADR             COM              055622104      447     9004 SH       Sole                                       9004
Bristol-Myers Squibb           COM              110122108     1018    17142 SH       Sole                                      17142
CVS Corp                       COM              126650100    14866   254170 SH       Sole                    65997            188173
Cardinal Health Inc            COM              14149Y108    13770   142325 SH       Sole                    42001            100324
Charles Schwab Corp            COM              808513105     1912   124012 SH       Sole                      500            123512
Chevron Corp                   COM              166751107     2688    30614 SH       Sole                                      30614
Cintas Corporation             COM              172908105    13400   339918 SH       Sole                    84391            255528
Cisco Systems                  COM              17275R102     8900   562843 SH       Sole                   101789            461054
Citigroup                      COM              172967101      356     7914 SH       Sole                                       7914
Coca-Cola Co                   COM              191216100      844    18691 SH       Sole                                      18691
Colgate-Palmolive              COM              194162103     4323    78239 SH       Sole                                      78239
Costco Wholesale Corp          COM              22160K105    14270   363567 SH       Sole                    71400            292167
Cypress Semiconductor          COM              232806109      230    12974 SH       Sole                                      12974
Disney Walt Co                 COM              254687106      768    26845 SH       Sole                                      26845
Dover Corp                     COM              260003108      315     8800 SH       Sole                                       8800
EMC Corporation                COM              268648102     8262   281028 SH       Sole                    58900            222128
Ecolab Inc.                    COM              278865100    10969   258587 SH       Sole                    71400            187187
Emerson Electric               COM              291011104     8627   139141 SH       Sole                    32418            106723
Enron Corp                     COM              293561106     5855   100771 SH       Sole                    26925             73846
Exxon Mobil Corp               COM              30231G102     2200    27164 SH       Sole                                      27164
Fannie Mae                     COM              313586109    20700   260047 SH       Sole                    51556            208491
Franklin Resources             COM              354613101     1140    29150 SH       Sole                                      29150
Freddie Mac                    COM              313400301      804    12400 SH       Sole                                      12400
General Electric               COM              369604103    21380   510760 SH       Sole                    75225            435535
Gillette Company               COM              375766102      579    18575 SH       Sole                                      18575
Hewlett Packard                COM              428236103     2574    82327 SH       Sole                      300             82027
Home Depot                     COM              437076102    17768   412245 SH       Sole                    78988            333257
Intel Corp                     COM              458140100     6891   261893 SH       Sole                      400            261493
J.P. Morgan Chase & Co.        COM              46625H100      695    15471 SH       Sole                                      15471
Johnson & Johnson              COM              478160104    19451   222371 SH       Sole                    41513            180858
Kimberly-Clark                 COM              494368103      942    13890 SH       Sole                                      13890
Lilly Eli & Co                 COM              532457108      544     7100 SH       Sole                                       7100
Lucent Technologies            COM              549463107      150    15026 SH       Sole                                      15026
MBNA Corp                      COM              55262L100    13743   415203 SH       Sole                   105085            310118
McDonald's Corp                COM              580135101      252     9500 SH       Sole                                       9500
McGraw-Hill Cos                COM              580645109      239     4000 SH       Sole                                       4000
Medtronic Inc                  COM              585055106    18584   406301 SH       Sole                    82895            323406
Merck & Co                     COM              589331107     5053    66570 SH       Sole                                      66570
Microsoft Corp                 COM              594918104    19776   361627 SH       Sole                    58175            303452
Minnesota Mining & Mfg         COM              604059105      441     4245 SH       Sole                                       4245
Nokia Corp - Spon ADR          COM              654902204     7369   307050 SH       Sole                    76700            230350
Nortel Networks Corp           COM              656568102     3416   243146 SH       Sole                    80475            162671
Omnicom Group                  COM              681919106    17968   216795 SH       Sole                    47258            169537
Oracle Corp                    COM              68389X105      218    14525 SH       Sole                                      14525
Paychex Inc                    COM              704326107    10062   271481 SH       Sole                    56423            215058
PepsiCo Inc                    COM              713448108     8908   202696 SH       Sole                    49225            153471
Pfizer Inc                     COM              717081103    14933   364661 SH       Sole                    80807            283854
Phillips Petroleum Co.         COM              718507106      220     4000 SH       Sole                                       4000
Praxair Inc                    COM              74005P104      511    11450 SH       Sole                                      11450
Procter & Gamble               COM              742718109     1404    22425 SH       Sole                                      22425
Providian Financial            COM              74406A102      255     5200 SH       Sole                                       5200
Royal Dutch Petroleum          COM              780257804      958    17275 SH       Sole                                      17275
SBC Communications             COM              78387G103     9183   205751 SH       Sole                    55550            150201
Schering-Plough                COM              806605101      919    25150 SH       Sole                                      25150
Solectron Corp                 COM              834182107     7712   405675 SH       Sole                    90650            315025
Starbucks Corp                 COM              855244109    16529   389486 SH       Sole                    62957            326529
State Street Corp              COM              857477103    15474   165675 SH       Sole                    30963            134712
Sysco Corp                     COM              871829107    19491   735239 SH       Sole                   136476            598763
Teleflex Inc                   COM              879369106      205     5000 SH       Sole                                       5000
Texas Instruments              COM              882508104     8062   260229 SH       Sole                    64875            195354
U.S. Bancorp                   COM              902973304      894    38531 SH       Sole                                      38531
United Parcel Service, Inc     COM              911312106     6428   112963 SH       Sole                    43300             69663
United Technologies Corp       COM              913017109      242     3300 SH       Sole                                       3300
Vivendi Universal              COM              92851S204      369     6080 SH       Sole                                       6080
Walgreen Co                    COM              931422109     1046    25631 SH       Sole                                      25631
Washington Mutual Inc          COM              939322103      203     3709 SH       Sole                                       3709
WorldCom Inc                   COM              98157D106      477    25511 SH       Sole                                      25511
REPORT SUMMARY                 74 DATA RECORDS              472997            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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